Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-based Compensation

11. Stock-based Compensation

On May 28, 2020, the Company adopted the 2020 Incentive Award Plan (“the 2020 Plan”), which authorized the issuance of (i) up to 3,019,108 shares of the Company’s common stock, (ii) up to 4% of an annual increase on the first day of each year beginning on January 1, 2022 and ending on January 1, 2030, and (iii) any shares of the Company’s common stock subject to awards under the 2014 Plan which are forfeited or lapse unexercised and which following the effective date are not issued under the 2014 Plan. Awards may be issued in the form of restricted stock units, restricted stock, stock appreciation rights, and stock options. As of June 30, 2020, there were 3,093,498 shares available for future issuance under the 2020 Plan.

Stock Options

The following table summarizes stock option activity for the six months ended June 30, 2020:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2019	6,340,000	$3.92	8.22

Granted	420,500	10.46
Exercised	(3,274)	4.21
Forfeited / cancelled	(417,150)	4.30

Outstanding as of June 30, 2020	6,340,076	$4.33	7.79

Vested and exercisable as of December 31, 2019	2,684,160	$3.58	7.41

Vested and exercisable as of June 30, 2020	3,451,864	$3.63	7.05

The Company recognized $0.7 million and $0.6 million of stock-based compensation expense related to stock options for the three months ended June 30, 2019 and 2020, respectively, and $1.5 million and $1.2 million for the six months ended June 30, 2019 and 2020, respectively. As of December 31, 2019 and June 30, 2020, the Company had $5.2 million, and $4.7 million, respectively, of unrecognized stock-based compensation expense that is expected to be recognized over a weighted-average period of 2.6 years, and 2.7 years, respectively.

The grant date fair value of stock options granted during the six months ended June 30, 2020 was estimated at the time of grant using the Black-Scholes option-pricing model and utilized the following weighted average assumptions:

Six Months Ended June 30, 2020
Fair value of common stock (per share)	$10.46
Expected term (in years)	5.9 — 6.3
Risk-free interest rate	1.7%
Expected volatility	36.3% — 36.6%
Dividend yield	— %

The weighted average fair value of stock options granted during the six months ended June 30, 2020 was estimated to be $3.97 per share. The aggregate intrinsic value of options exercised during the six months ended June 30, 2020 was immaterial, and the aggregate intrinsic value of options outstanding and options exercisable as of June 30, 2020 was $303.1 million and $167.5 million, respectively.

RSUs

The following table summarizes activity for restricted stock units (“RSUs”) for the six months ended June 30, 2020:

	Shares	Weighted Average Grant Date Fair Value per Share
Unvested and outstanding as of December 31, 2019	408,000	$4.01

Granted	2,214,276	11.28
Vested	(133,334)	3.60
Forfeited / cancelled	(540)	11.57

Unvested and outstanding as of June 30, 2020	2,488,402	$10.50

The Company recognized $0.0 million and $3.3 million of stock-based compensation expense related to RSUs for the three months ended June 30, 2019 and 2020, respectively, and $0.0 million and $3.3 million for the six months ended June 30, 2019 and 2020, respectively. As of December 31, 2019 and June 30, 2020, the Company had $1.3 million and $20.9 million, respectively, of unrecognized stock-based compensation expense that is expected to be recognized over a weighted-average period of 2.4 years and 1.9 years, respectively.

As a result of completing its IPO in June 2020, the Company commenced the recognition of compensation expense for 510,278 RSUs that vest upon the occurrence of a liquidity event, which includes an IPO, and continuous service that generally ranges from 12 to 48 -months.

In February 2020, the Company granted 367,782 RSUs to its chief executive officer that vest upon the achievement of performance-based conditions, which includes Revenue and EBITDA targets for fiscal year 2022, and the achievement of a liquidity event, which includes a change of control or an IPO. As a result of completing its IPO in June 2020, and the probability of achieving the performance-based conditions, the Company commenced recognition of compensation expense. Accordingly, $0.5 million of stock-based compensation expense was recorded for these RSUs for the three and six months ended June 30, 2020.

Certain of the Company’s RSU grants are subject to acceleration upon a change of control and termination within 12 months, and upon death, disability, retirement and certain “good leaver” circumstances.

RSAs

During the years ended December 31, 2014 and 2015, the Company granted awards of 4,751,874 shares of restricted common stock (the “RSAs”).

The following table summarizes the activity related to the Company’s RSAs for the six months ended June 30, 2020:

Shares
Unvested at December 31, 2019	272,868

Vested	(272,868)

Unvested at June 30, 2020	—

For the three and six months ended June 30, 2019, the expense related to the RSAs was immaterial. For the three and six months ended June 30, 2020, the expense related to the RSAs was $0.2 million. As of June 30, 2020, there was no remaining unrecognized stock-based compensation expense related to the RSAs.

12. Stock-based Compensation

On November 12, 2014, the Company adopted the 2014 Equity Incentive Plan (“the Plan”), which authorized the issuance of up to 3,207,462 shares of common stock to employees, directors, and consultants of the Company, in the form of restricted stock, stock appreciation rights, and stock options. On September 20, 2016 and November 21, 2019, the Plan was amended to increase the number of authorized shares of common stock available for issuance to 12,463,460 and 17,463,460, respectively. As of December 31, 2019, there were 5,129,078 shares available for future issuance under the Plan.

The amount and terms of grants under the Plan are determined by the Board. The stock options granted under the Plan generally expire within 10 years from the date of grant and generally vest over 4 years, at the rate of 25% on each first anniversary of the date of grant subject to continued service.

Stock Options

The following table summarizes stock option activity for the years ended December 31, 2018 and 2019:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of January 1, 2018	4,083,282	$3.47	8.57
Exercised	(12,502)	3.71
Forfeited / cancelled	(1,109,772)	3.52

Outstanding as of December 31, 2018	2,961,008	$3.45	7.47

Granted	3,502,450	4.31
Exercised	(135,950)	3.42
Forfeited / cancelled	(217,508)	3.56

Outstanding as of December 31, 2019	6,110,000	$3.95	8.28

Vested and exercisable as of December 31, 2018	1,431,678	$3.43	7.47

Vested and exercisable as of December 31, 2019	2,465,410	$3.60	7.45

The Company recognized $1.0 million and $2.6 million of stock-based compensation expense related to stock options during the years ended December 31, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the Company had $1.9 million and $5.2 million, respectively, of unrecognized stock-based compensation expense that is expected to be recognized over a weighted-average period of 1.7 years and 2.6 years.

The Company estimates the fair value of stock options on the date of the grant using the Black-Scholes option pricing model. Each of the Black-Scholes inputs generally require significant judgment, including the assumptions discussed below.

•

Given the absence of a publicly trading market, the Board considered various subjective factors to determine the fair value of the Company’s common stock at each meeting at which awards were approved. These factors include, but are not limited to, contemporaneous third-party valuations of its common stock, the lack of marketability of common stock and the likelihood of achieving a liquidity event such as an IPO or sale of the Company.

•

The expected term represents the period that the Company’s stock options are expected to be outstanding and is determined based on the “simplified” method, as prescribed in SEC Staff Accounting Bulletin (SAB) No. 107.

•	The risk-free interest rate is based on the interest rate payable on the U.S. Treasury securities with an equivalent expected term of the options.

•	The Company determines the price volatility factor based on the historical volatilities of several publicly listed peer companies as the Company does not have trading history for its common stock.

•	The expected dividend yield assumption is based on the Company’s current expectations about its anticipated dividend policy.

There were no stock options granted during the year ended December 31, 2018. The grant date fair value of stock options granted during the year ended December 31, 2019 were estimated at the time of grant using the Black-Scholes option-pricing model and utilized the following weighted average assumptions:

Year Ended December 31, 2019
Fair value of common stock (per share)	$4.21 - $5.45
Expected term (in years)	6.1
Risk-free interest rate	1.5% - 2.5%
Expected volatility	36.3% - 36.9%
Dividend yield	–%

The weighted average fair value of stock options granted during the year ended December 31, 2019 was estimated to be $1.71 per share.

The aggregate intrinsic value of options exercised during the year ended December 31, 2018 was immaterial, and the aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2018 was $2.3 million and $1.1 million, respectively. The aggregate intrinsic value of options exercised during the year ended December 31, 2019 was $0.2 million, and the aggregate intrinsic value of options outstanding and options exercisable as of December 31, 2019 was $39.9 million and $16.9 million, respectively.

RSUs

In December 2016, the Company granted 100,000 restricted stock units (RSUs) which cliff vest on the earlier of June 6, 2020 or a liquidity event, which includes a change in control, initial public offering, or dissolution of the Company. For each of the years ended December 31, 2018 and 2019, the Company recognized $0.1 million of stock-based compensation expense related to these RSUs. As of December 31, 2019, there were 100,000 unvested RSUs outstanding which have an immaterial amount of unrecognized stock-based compensation.

In March 2019, the Company granted 308,000 RSUs to certain key management that vest upon continuous service periods ranging from 12 to 36-months and the achievement of a liquidity event, which includes a change of control or an initial public offering. The fair value of the RSUs were determined to be $4.21 per share based on the estimated fair value the Company’s common stock on the grant date. The Company will commence recognition of compensation expense upon the occurrence of a qualifying liquidity event. Accordingly, no stock-based compensation expense was recorded for these RSUs for the year ended December 31, 2019. As of December 31, 2019, there were 308,000 unvested RSUs outstanding which have $1.3 million of unrecognized stock-based compensation.

RSAs

During the years ended December 31, 2014 and 2015, the Board approved the grant of 4,751,874 shares of restricted common stock awards (the “RSAs”). As of December 31, 2019, 4,479,006 shares are fully vested and 272,868 shares remain subject to repurchase, at the Company’s option, until the earlier of (i) the 10-year anniversary from original issuance, and (ii) a liquidity event such as a change in control, initial public offering, or dissolution of the Company. Certain of the RSAs also contain a market condition as portions of the repurchase right expire based on the Company achieving specific returns for the Series B preferred stockholders at the time of the liquidity event. The repurchase, if elected, would be at the estimated fair value of Company’s common stock on the grant date. The repurchase right is deemed to be an in-substance service period for awards that also contain performance conditions. The liquidity events are not probable until they occur and the Company will record unrecognized compensation expense at the time of a liquidity event if such event were to occur.

Holders of the RSAs have the ability to early exercise the awards prior to vesting and the Company has the right to repurchase early exercised restricted stock without transferring any appreciation to the employee if the employee terminates employment before the end of the original vesting period.

The RSAs were issued to certain directors and employees of the Company in exchange for recourse promissory notes with the aggregate price of the underlying shares as the principal amount. The Company deemed all such recourse promissory notes to be non-substantive in nature and therefore the notes are not reflected in the Company’s consolidated balance sheets. Rather, the note issuances and the share purchases are accounted for as share option grants. The Company recognizes proceeds from the repayment of the promissory notes as a liability until the repurchase features expire.

The following table summarizes the activity related to the Company’s RSAs for the years ended December 31, 2018 and 2019:

Shares
Unvested at January 1, 2018	444,258
Vested	(134,618)

Unvested at December 31, 2018	309,640

Vested	(36,772)

Unvested at December 31, 2019	272,868

For the year ended December 31, 2018, the Company recognized $0.1 million of stock-based compensation expense related to the RSAs. For the year ended December 31, 2019, the expense related to the RSA’s was immaterial. As of December 31, 2019, the Company has $0.2 million of unrecognized stock-based compensation expense related to the RSAs which will be recognized upon completion of a liquidity event.